Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other assets

	December 31,
	2011	2010
VOI notes receivable, net of allowance of $46 and $69	$93	$132
Prepaids	104	88
Deposits and other	158	161

Total	$355	$381